Nature of Operations, Basis of Presentation, and Liquidity (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 07, 2020
Nature of Operations, Basis of Presentation, and Liquidity [Line Items]
Cash in excess of certain limit, subject to adjustment as provided in the Merger Agreement			$ 20,000,000
Metuchen Securityholders
Nature of Operations, Basis of Presentation, and Liquidity [Line Items]
Percentage of equity securities held	51.00%	51.00%